Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Schedule of other long term liabilities
	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Liability for severance pay (A)	1,401	1,577
Deferred revenues related to non-standard warranty (B)	7,304	6,262
Operating lease obligations	2,208	2,634
Finance lease obligations	4,453	-

	15,366	10,473